UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                                   (HGK LOGO)
                               EQUITY VALUE FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2009

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

HGK EQUITY VALUE FUND                             THE ADVISORS INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

                               TABLE OF CONTENTS

Manager's Discussion of Fund Performance......    2
Schedule of Investments.......................    4
Statement of Assets and Liabilities...........    6
Statement of Operations.......................    7
Statement of Changes in Net Assets............    8
Financial Highlights..........................    9
Notes to Financial Statements.................   10
Disclosure of Fund Expenses...................   14

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-877-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

                    MANAGER'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six month period ended April 30, the Fund returned -7.30%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of -13.27% over the same period while the S&P 500 returned -8.53%. Over the last twelve months the Fund also outperformed the benchmark, -37.00% to - 39.21%. In addition, the Fund has beaten the S&P 500 for the last 6 (calendar) years in a row.

While we are discouraged by the negative returns over the last couple years, we take comfort in the strong relative performance versus the index. We continue to have faith in the fundamental strength of the global economic system and believe that patient, long-term investors will earn solid profits once confidence is restored and economic growth resumes.

OUTLOOK

The current cyclical downturn is unlike many we have experienced in the past. Typically, recessions lead to problems in the financial economy. The current environment is just the opposite, with stresses in the financial sector leading to and exacerbating the current recession. This period does have a historical reference point in the 1991 period, showing many similarities such as its financial origin and the intermediate and longer-term challenges that will need to be overcome. Interestingly, once the market bottomed in the fourth quarter of 1990, the stock market staged an impressive recovery.

In the 1991 recession, the economy was stumbling under the strain of a wobbling financial system. The Savings and Loan crisis was in full swing as the collapse in commercial real estate and the implosion of both the LBO and junk bond markets extracted a heavy toll on the banking sector. Additionally, losses on Latin American Sovereign debt only heightened these concerns. The economy was experiencing rising CPI as well as falling home values in key markets. Manufacturing was in the doldrums and layoffs were rising. Commodity prices were weak and, to make matters worse, the Federal Reserve (the "Fed") was tightening. Both households and government were overspending and overleveraged, leading to serious concerns about financial and government delinquencies. The financial excess of the 1980s finally reached a head, presenting investors with the frightening prospect of dangerous deflationary and deleveraging pressures.

Some things seem worse today than they did in 1990-1991. The banking industry has clearly been a disappointment. In response, however, the Treasury has injected $250 billion of new equity capital into leading banks in addition to the public capital they have raised. While it is easy to view these actions as a sign of how bad things must be, very few seem to appreciate the relief and stability these actions should provide.

New Fed liquidity facilities, lower short-term interest rates, falling inflation, consolidation among financial firms and newly raised capital should start helping the financial system by early next year. The recession that investors fear seems to be the most anticipated ever. By expecting a weaker environment businesses have had time to adjust by reducing inventories, and reining in capital expenditures and hiring. Now that the recession is here, it is more likely that markets, consumers, and businesses can start to plan for the longer-term. Panic on the part of investors has caused them to overlook the positives. Many emerging economies are growing, balance sheets of non-financial companies are relatively strong, capacity utilization is high in commodity-related industries, valuations are compelling, accounting quality is strong, and energy costs are moderating.

The sharp decline of January and February was caused by capital being pulled away from alternative asset investing, particularly leveraged strategies. The monies are being parked on the sidelines in cash and government securities rendering valuations meaningless. However, when the market capitulates investors should refocus their attention on companies with attractive valuations and strong fundamentals. At the end of February, the S&P was trading at 11.5x trailing earnings per share and 9x earnings excluding financial write-downs. We also had the highest dividend yield versus interest rates in 50 years. Today, investors are reluctant if not afraid to pay 12x for cyclically depressed earnings while, in 1999, they were happy to pay 28x trailing pro-forma EPS. The 10-year compound annual return for the S&P 500 is -2.1%, the worst since the 1929-1939 period. This decline has come without a pre-existing excess in valuation.

Looking forward, capital on the sidelines will not return blindly but rather move into different channels and investment strategies. Large Cap blue chip stocks have not been a favorite in this cycle. Given the extreme pessimism, the most publicized recession ever, the amount of investible monies on the sidelines, and attractive valuations, the future seems to favor large reliable blue chip companies. At HGK, our Large Cap Value strategy continues to move in this direction. We are favoring companies with higher market capitalizations, greater financial strength, market leadership, and international diversification. These "franchise" companies have ample access to capital that should enable them to capitalize on market opportunities at the expense of their competitors. These companies also provide significant liquidity, allowing investors to enter and exit the market with relative ease.

As always, HGK will adhere to its investment discipline based on economic value and performance.

Michael Pendergast, CFA
Managing Director / Chief Investment Officer
HGK Asset Management, Inc.


PERFORMANCE THROUGH MARCH 31, 2009: ONE YEAR -38.38%; 5 YEAR -3.05% AND SINCE INCEPTION (JUNE 9, 1999) -1.22%.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH NOR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX(R) IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS INTENDED TO BE A REPRESENTATIVE SAMPLE OF LEADING COMPANIES OF LEADING INDUSTRIES WITHIN THE U.S. ECONOMY.

SECTOR WEIGHTINGS+                               THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

                                  (BAR CHART)

Financials                   18.2%
Health Care                  15.7%
Energy                       14.3%
Information Technology        8.5%
Industrials                   8.3%
Consumer Discretionary        7.3%
Consumer Staples              7.2%
Utilities                     6.0%
Telecommunication Services    5.4%
Short-Term Investment         4.9%
Materials                     4.2%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
COMMON STOCK (94.8%)
AEROSPACE & DEFENSE (3.2%)
   Boeing                                                         3,700   $  148
   General Dynamics                                               1,700       88
                                                                          ------
                                                                             236
                                                                          ------
APPAREL MANUFACTURERS (4.9%)
   Nike, Cl B                                                     3,600      189
   VF                                                             3,000      178
                                                                          ------
                                                                             367
                                                                          ------
BANKS (10.4%)
   Bank of America                                               11,000       98
   Bank of New York Mellon                                        6,500      166
   JPMorgan Chase                                                 6,800      224
   PNC Financial Services Group                                   3,400      135
   Wells Fargo                                                    7,600      152
                                                                          ------
                                                                             775
                                                                          ------
BEAUTY PRODUCTS (1.9%)
   Colgate-Palmolive                                              2,400      142
                                                                          ------
CHEMICALS (1.2%)
   PPG Industries                                                 2,100       93
                                                                          ------
COMPUTERS & SERVICES (1.8%)
   International Business
      Machines                                                    1,300      134
                                                                          ------
ELECTRICAL SERVICES (6.0%)
   American Electric Power                                        6,800      179
   Entergy                                                        2,100      136
   Southern                                                       4,600      133
                                                                          ------
                                                                             448
                                                                          ------
ENTERTAINMENT (2.4%)
   Time Warner                                                    6,000      131
   Time Warner Cable, Cl A                                        1,506       49
                                                                          ------
                                                                             180
                                                                          ------

                                                                           Value
                                                                 Shares    (000)
                                                                -------   ------
FINANCIAL SERVICES (1.4%)
   Morgan Stanley                                                 4,500   $  106
                                                                          ------
FOOD, BEVERAGE & TOBACCO (3.1%)
   Campbell Soup                                                  3,600       93
   Safeway                                                        7,200      142
                                                                          ------
                                                                             235
                                                                          ------
HOUSEHOLD PRODUCTS (2.2%)
   Kimberly-Clark                                                 3,300      162
                                                                          ------
INDUSTRIALS (1.5%)
   General Electric                                               9,000      114
                                                                          ------
INSURANCE (6.3%)
   Allstate                                                       6,500      152
   MetLife                                                        5,200      155
   Travelers                                                      4,000      164
                                                                          ------
                                                                             471
                                                                          ------
MACHINERY (3.6%)
   Caterpillar                                                    2,900      103
   Parker Hannifin                                                3,700      168
                                                                          ------
                                                                             271
                                                                          ------
MEDICAL PRODUCTS & SERVICES (7.6%)
   Johnson & Johnson                                              3,500      183
   McKesson                                                       2,000       74
   St. Jude Medical*                                              5,000      168
   UnitedHealth Group                                             6,000      141
                                                                          ------
                                                                             566
                                                                          ------
METALS (2.4%)
   Freeport-McMoRan Copper & Gold                                 1,700       72
   Nucor                                                          2,600      106
                                                                          ------
                                                                             178
                                                                          ------
OIL FIELD SERVICES (3.3%)
   Baker Hughes                                                   3,100      111
   National Oilwell Varco*                                        4,500      136
                                                                          ------
                                                                             247
                                                                          ------
PAPER & PAPER PRODUCTS (0.6%)
   International Paper                                            3,400       43
                                                                          ------
PETROLEUM & FUEL PRODUCTS (1.8%)
   Apache                                                         1,900      138
                                                                          ------
PETROLEUM REFINING (9.1%)
   Chevron                                                        2,500      165
   ConocoPhillips                                                 4,000      164
   Exxon Mobil                                                    1,400       94
   Marathon Oil                                                   6,000      178
   Valero Energy                                                  4,200       83
                                                                          ------
                                                                             684
                                                                          ------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

                                                                           Value
HGK EQUITY VALUE FUND                                            Shares    (000)
---------------------                                           -------   ------
PHARMACEUTICALS (8.1%)
   Eli Lilly                                                      4,900   $  161
   Forest Laboratories*                                           5,200      113
   Pfizer                                                        11,000      147
   Wyeth                                                          4,300      182
                                                                          ------
                                                                             603
                                                                          ------
SEMI-CONDUCTORS/INSTRUMENTS (2.2%)
   Intel                                                         10,300      163
                                                                          ------
SOFTWARE (3.1%)
   Oracle                                                        12,200      236
                                                                          ------
TELEPHONES & TELECOMMUNICATIONS (6.7%)
   AT&T                                                           7,400      190
   Motorola                                                      18,500      102
   Verizon Communications                                         6,900      209
                                                                          ------
                                                                             501
                                                                          ------
TOTAL COMMON STOCK
   (Cost $10,113)                                                          7,093
                                                                          ------
SHORT TERM INVESTMENT (4.9%)
   AIM Liquid Assets Institutional
      Money Market Fund
      0.690%, (A)                                               364,078      364
                                                                          ------
TOTAL SHORT TERM INVESTMENT
   (Cost $364)                                                               364
                                                                          ------
TOTAL INVESTMENTS (99.7%)
   (Cost $10,477)                                                         $7,457
                                                                          ======

PERCENTAGES ARE BASED ON NET ASSETS OF $7,481(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

                                                                 HGK
                                                             EQUITY VALUE
                                                                 FUND
                                                             ------------
Assets:
   Investments at Value (Cost $10,477) ...................    $    7,457
   Cash ..................................................            21
   Receivable due from Investment Adviser ................            19
   Dividends and Interest Receivable .....................            15
   Receivable for Capital Shares Sold ....................             3
   Prepaid Expenses ......................................            13
                                                              ----------
      Total Assets .......................................         7,528
                                                              ----------
Liabilities:
   Payable due to Administrator ..........................            10
   Chief Compliance Officer Fees Payable .................             3
   Payable due to Distributor ............................             1
   Payable due to Trustees ...............................             1
   Other Accrued Expenses ................................            32
                                                              ----------
      Total Liabilities ..................................            47
                                                              ----------
Net Assets ...............................................    $    7,481
                                                              ==========
Net Assets Consist of:
   Paid-in Capital .......................................    $   11,686
   Accumulated Net Realized Loss on Investments ..........        (1,185)
   Net Unrealized Depreciation on Investments ............        (3,020)
                                                              ----------
Net Assets ...............................................    $    7,481
                                                              ==========
Outstanding Shares of Beneficial Interest(1) (unlimited
   authorization -- no par value) ........................     1,185,568
                                                              ----------
Net Asset Value and Redemption Price Per Share ...........    $     6.31
                                                              ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2009                        (Unaudited)

                                                                  HGK
                                                             EQUITY VALUE
                                                                 FUND
                                                             ------------
Investment Income:
   Dividend Income .......................................     $   118
   Interest Income .......................................           2
                                                               -------
      Total Investment Income ............................         120
                                                               -------
Expenses:
   Administration Fees ...................................          62
   Investment Advisory Fees ..............................          32
   Distribution Fees .....................................           9
   Chief Compliance Officer Fees .........................           5
   Trustees' Fees ........................................           3
   Transfer Agent Fees ...................................          35
   Professional Fees .....................................          30
   Printing Fees .........................................          10
   Registration and Filing Fees ..........................           9
   Custodian Fees ........................................           2
   Insurance and Other Fees ..............................           4
                                                               -------
      Total Expenses .....................................         201
Less:
   Investment Advisory Fees Waived (Note 5) ..............         (32)
   Reimbursement from Investment Adviser (Note 5) ........        (115)
   Fees Paid Indirectly (Note 4) .........................          --
                                                               -------
      Net Expenses .......................................          54
                                                               -------
Net Investment Income ....................................          66
                                                               -------
Net Realized Loss on Investments .........................      (1,073)
Net Change in Unrealized Appreciation (Depreciation) on
   Investments ...........................................         386
                                                               -------
Net Realized and Unrealized Loss on Investments ..........        (687)
                                                               -------
Net Decrease in Net Assets Resulting from Operations .....     $  (621)
                                                               =======

Amounts designated as "--" have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2009 (Unaudited)
For the year ended October 31, 2008

                                                                        HGK
                                                                   EQUITY VALUE
                                                                       FUND
                                                             ------------------------
                                                              11/01/08      11/01/07
                                                             TO 4/30/09   TO 10/31/08
                                                             ----------   -----------
Operations:
   Net Investment Income .................................    $    66       $   147
   Net Realized Gain (Loss) on Investments ...............     (1,073)          160
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .....................................        386        (5,782)
                                                              -------       -------
   Net Decrease in Net Assets Resulting from Operations ..       (621)       (5,475)
                                                              -------       -------
Dividends and Distributions:
   Net Investment Income .................................        (66)         (147)
   Net Realized Gain .....................................       (259)       (2,197)
                                                              -------       -------
   Total Dividends and Distributions .....................       (325)       (2,344)
                                                              -------       -------
Capital Share Transactions:
   Issued ................................................        219           562
   Reinvestment of Distributions .........................        304         2,208
   Redeemed ..............................................       (505)       (4,336)
                                                              -------       -------
   Net Increase (Decrease) in Net Assets from Capital
      Share Transactions .................................         18        (1,566)
                                                              -------       -------
   Total Decrease in Net Assets ..........................       (928)       (9,385)
                                                              -------       -------
Net Assets:
   Beginning of Period ...................................      8,409        17,794
                                                              -------       -------
   End of Period .........................................    $ 7,481       $ 8,409
                                                              =======       =======
Undistributed Net Investment Income ......................    $    --       $    --
                                                              =======       =======
Share Transactions:
   Issued ................................................         37            53
   Reinvestment of Distributions .........................         48           203
   Redeemed ..............................................        (82)         (440)
                                                              -------       -------
   Net Decrease in Shares Outstanding from Share
      Transactions .......................................          3          (184)
                                                              =======       =======

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a share outstanding throughout each period
For the six-month period ended April 30, 2009 (Unaudited) and the years ended October 31,


                                Realized
          Net                     and
         Asset                 Unrealized               Dividends  Distributions
         Value,       Net     Gain (Loss)               from Net       From           Total
       Beginning  Investment       on      Total from  Investment     Realized    Dividends and
       of Period    Income    Investments  Operations    Income        Gains      Distributions
       ---------  ----------  -----------  ----------  ----------  -------------  -------------
HGK EQUITY VALUE FUND
2009*    $ 7.11    $0.06(1)     $(0.58)      $(0.52)     $(0.06)      $(0.22)        $(0.28)
2008      13.02     0.11(1)      (4.22)       (4.11)      (0.11)       (1.69)         (1.80)
2007      12.03     0.08(1)       1.65         1.73       (0.08)       (0.66)         (0.74)
2006      10.77     0.10(1)       1.91         2.01       (0.10)       (0.65)         (0.75)
2005       9.69     0.07(1)       1.08         1.15       (0.07)          --          (0.07)
2004       8.64     0.08          1.05         1.13       (0.08)          --          (0.08)

                                                Ratio of Expenses
                                                   to Average         Ratio
         Net              Net                      Net Assets        of Net
        Asset           Assets,     Ratio     (Excluding Waivers,  Investment
       Value,            End of  of Expenses    Reimbursements,      Income    Portfolio
       End of   Total    Period   to Average     and Fees Paid     to Average   Turnover
       Period  Return+   (000)    Net Assets      Indirectly)      Net Assets     Rate
       ------  -------  -------  -----------  -------------------  ----------  ---------
HGK EQUITY VALUE FUND
2009*  $ 6.31   (7.30)% $ 7,481    1.50%(2)          5.59%            1.83%       19%
2008     7.11  (36.28)    8,409    1.51(2)           3.40             1.08        45
2007    13.02   14.88    17,794    1.51(2)           3.01             0.63        66
2006    12.03   19.63    15,215    1.51(2)           3.43             0.89        60
2005    10.77   11.89    11,900    1.50              3.45             0.69        67
2004     9.69   13.07    10,924    1.50              3.07             0.81        45

* For the six-month period ended April 30, 2009. All ratios for the period have been annualized.

+ Total return is for the period indicated and has not been annualized. Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)  Per share data calculated using average shares method.

(2) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no securities valued in accordance with the Fair Value Procedures.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009 (000):

                            LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                            -------   -------   -------   ------
Investments in securities    $7,457     $--       $--     $7,457
                             ======     ===       ===     ======

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual fee of $125,000, plus $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the six months ended April 30, 2009, the Fund earned cash management credits of $171 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six months ended April 30, 2009, were as follows (000):

Sales        $1,753
Purchases     1,332

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years was as follows (000):

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME       GAIN      TOTAL
       --------   ---------   ------
2008     $659       $1,685    $2,344
2007      385          551       936

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income          $    14
Undistributed Long-Term Capital Gain       258
Unrealized Depreciation                 (3,517)
Other Temporary Differences                (14)
                                       -------
Total Accumulated Losses               $(3,259)
                                       =======

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

At April 30, 2009, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2009, were as follows (000):

Federal Tax Cost              $10,590
                              =======
Aggregate gross
   unrealized appreciation    $   236
Aggregate gross
   unrealized depreciation     (3,369)
                              -------
Net unrealized depreciation   $(3,133)
                              =======

8. OTHER:

At April 30, 2009, 24% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Effective December 15, 2008, all existing Class A Shares of the Fund have been reclassified as Investor Class Shares. Accordingly, the Fund no longer has a sales charge (load) imposed on purchases. Prior to December 15, 2008, the maximum front-end sales charges (load) imposed on purchases (as a percentage of offering price) was 5.50% and varied, depending on the amount of your investment. Certain purchases may have qualified and been eligible for a reduced sales charge or a sales charge waiver.

9. ACCOUNTING PRONOUNCEMENTS:

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

DISCLOSURE OF FUND EXPENSES                      THE ADVISORS' INNER CIRCLE FUND
April 30, 2009                                                       (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                            BEGINNING     ENDING                 EXPENSES
                             ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                              VALUE       VALUE       EXPENSE      DURING
                             11/01/08    04/30/09     RATIOS      PERIOD*
                            ---------   ---------   ----------   ---------
HGK EQUITY VALUE FUND
   Actual Fund Return       $1,000.00   $  927.00      1.50%       $7.17
   Hypothetical 5% Return    1,000.00    1,017.36      1.50         7.63

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                      NOTES

                                      NOTES

                                      NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK

HGK-SA-005-1300

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.